Consolidated Statement of Cash Flows - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Capital contribution received from OPG	$ 0	$ 3